Loss Per Share - Schedule of Basic and Diluted Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Loss attributable to equity holders of the Company	$ 24,225	$ 19,396	$ 20,496
Weighted average number of ordinary shares in issue	43,668,155	35,881,256	32,969,094
Loss per ordinary share	$ 0.55	$ 0.54	$ 0.62